Cover	Mar. 30, 2026	Mar. 18, 2026
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Mar. 27, 2026
Entity File Number		001-13810
Entity Registrant Name		SOCKET MOBILE, INC.
Entity Central Index Key		0000944075
Entity Tax Identification Number		94-3155066
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		40675 Encyclopedia Circle
Entity Address, City or Town		Fremont
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94538
City Area Code		(510)
Local Phone Number		933-3000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.001 Par Value per Share
Trading Symbol		SCKT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false